Investment Strategy - Calvert Responsible Index Series, Inc.	Sep. 30, 2025
Calvert International Responsible Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index (the “95% Policy”). The Fund may also lend its securities.
Calvert International Responsible Index. The Index is composed of common stocks of large companies in developed markets, excluding the  U.S. Large companies in developed markets are selected from the 1,000 large publicly traded companies, excluding business development companies, in markets that  CRM determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. When determining 1,000 large publicly traded companies, CRM generally includes the 500 largest publicly traded companies located in or tied economically to Europe and the 500 largest publicly traded companies located in or tied economically to other non-U.S. and non-European developed markets. The Calvert Principles for Responsible Investment (the “Calvert Principles”) serve as a framework for considering environmental, social and governance (“ESG”) factors. Stocks are weighted in the Index based on their float-adjusted market capitalization, by country and by sector, subject to certain prescribed limits. The Index is owned by CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Head of Applied Responsible Investment Solutions, and  Zi Ye, Index Manager, manage the Index construction process at CRM.
As of December 31, 2025, the Index included 813 companies, and the market capitalization ranged from approximately $3.2 billion to $1.3 tillion with a weighted average market capitalization of approximately $157.2 billion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to  CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.
Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. To track the Index as closely as possible, the Fund attempts to remain fully invested in stocks. The Fund may enter into foreign currency transactions, including foreign forward currency exchange contracts, in the course of purchasing and selling foreign currency denominated securities in order to track, as closely as possible, the performance of the Index.
The Fund uses a replication method of indexing. The replication method involves holding every security in the Index in approximately the same proportion as the Index. Unlike the Index, however, the Fund is subject to certain regulatory requirements that can limit its ability to fully replicate the Index. For example, the Fund is subject to diversification and concentration limitations that can require the Fund’s holdings to materially deviate from the Index.
If Fund assets should ever decline to below $5 million, the Fund may use the sampling method. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Strategy Portfolio Concentration [Text]	The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index (the “95% Policy”). The Fund may also lend its securities.
Calvert US Large-Cap Core Responsible Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index (the “95% Policy”). The Fund may also lend its securities.
Calvert US Large-Cap Core Responsible Index. The Index is composed of the common stocks of large companies that operate their businesses in a manner consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”). Large companies are selected from the 1,000 largest publicly traded  U.S. companies based on market capitalization, excluding business development companies. The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors. Stocks are weighted in the Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. The Index is owned by  CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Head of Applied Responsible Investment Solutions, and  Zi Ye, Index Manager, manage the Index construction process at CRM.
As of December 31, 2025, the Index included 787 companies, and the market capitalization ranged from approximately $1.7 billion to $4.5 trillion with a weighted average market capitalization of $1.3 trillion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to  CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.
Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. To track the Index as closely as possible, the Fund attempts to remain fully invested in stocks.
The Fund uses a replication method of indexing. The replication method involves holding every security in the Index in approximately the same proportion as the Index. Unlike the Index, however, the Fund is subject to certain regulatory requirements that can limit its ability to fully replicate the Index. For example, the Fund is subject to diversification and concentration limitations that can require the Fund’s holdings to materially deviate from the Index.
If Fund assets should ever decline to below $5 million, the Fund may use the sampling method. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Strategy Portfolio Concentration [Text]	The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index (the “95% Policy”). The Fund may also lend its securities.
Calvert US Large-Cap Growth Responsible Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index (the “95% Policy”). The Fund may also lend its securities.
Calvert US Large-Cap Growth Responsible Index. The Index is composed of the common stocks of large growth companies that operate their businesses in  a manner consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”). Large growth companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and growth style factors, excluding business development companies. The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors. Stocks are weighted in the Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. The Index is owned by  CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Head of Applied Responsible Investment Solutions, and  Zi Ye, Index Manager, manage the Index construction process at CRM.
As of December 31, 2025, the Index included 562 companies, and the market capitalization ranged from approximately $2.2 billion to $4.5 trillion with a weighted average market capitalization of $1.7 trillion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to  CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.
Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. To track the Index as closely as possible, the Fund attempts to remain fully invested in stocks.
The Fund uses a replication method of indexing. The replication method involves holding every security in the Index in approximately the same proportion as the Index. Unlike the Index, however, the Fund is subject to certain regulatory requirements that can limit its ability to fully replicate the Index. For example, the Fund is subject to diversification and concentration limitations that can require the Fund’s holdings to materially deviate from the Index.
If Fund assets should ever decline to below $5 million, the Fund may use the sampling method. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.
Growth Investing. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to measures such as earnings and book value.

Strategy Portfolio Concentration [Text]	The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index (the “95% Policy”). The Fund may also lend its securities.
Calvert US Large-Cap Value Responsible Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index (the “95% Policy”). The Fund may also lend its securities.
Calvert US Large-Cap Value Responsible Index. The Index is composed of the common stocks of large value companies that operate their businesses in a manner consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”). Large value companies are selected from the 1,000 largest publicly traded  U.S. companies based on market capitalization and value style factors, excluding business development companies. The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors. Stocks are weighted in the Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. The Index is owned by  CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Head of Applied Responsible Investment Solutions, and  Zi Ye, Index Manager, manage the Index construction process at CRM.
As of December 31, 2025, the Index included 548 companies, and the market capitalization ranged from approximately $1.78 billion to $888.2 billion with a weighted average market capitalization of $148.0 billion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to  CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.
Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. To track the Index as closely as possible, the Fund attempts to remain fully invested in stocks.
The Fund uses a replication method of indexing. The replication method involves holding every security in the Index in approximately the same proportion as the Index. Unlike the Index, however, the Fund is subject to certain regulatory requirements that can limit its ability to fully replicate the Index. For example, the Fund is subject to diversification and concentration limitations that can require the Fund’s holdings to materially deviate from the Index.
If Fund assets should ever decline to below $5 million, the Fund may use the sampling method. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.
Value Investing. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. They may include companies that are temporarily out of favor with the market or that may have experienced adverse business developments but that have the potential for growth.

Strategy Portfolio Concentration [Text]	The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index (the “95% Policy”). The Fund may also lend its securities.
Calvert US Mid-Cap Core Responsible Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index (the “95% Policy”). The Fund may also lend its securities.
Calvert US Mid-Cap Core Responsible Index. The Index is composed of the common stocks of mid-size companies that operate their businesses in a manner consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”). Mid-size companies are selected from the 1,000 largest publicly traded  U.S. companies based on market capitalization, excluding business development companies and approximately the 200 largest publicly traded  U.S. companies. The Calvert Principles serve as a framework for considering environmental, social and governance (“ESG”) factors. Stocks are weighted in the Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. The Index is owned by CRM, which also serves as investment adviser to the Fund. Christopher Madden, CFA, Head of Applied Responsible Investment Solutions, and  Zi Ye, Index Manager, manage the Index construction process at CRM.
As of December 31, 2025, the Index included 626 companies, and the market capitalization ranged from approximately $1.7 billion to $75.9 billion with a weighted average market capitalization of $27.5 billion. Market capitalizations of companies within the Index are subject to change. The number of companies in the Index will change over time due to  CRM’s evaluation of an issuer relative to the Calvert Principles or corporate actions involving companies in the Index. The Index is reconstituted annually and is rebalanced quarterly.
Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. To track the Index as closely as possible, the Fund attempts to remain fully invested in stocks.
The Fund uses a replication method of indexing. The replication method involves holding every security in the Index in approximately the same proportion as the Index. Unlike the Index, however, the Fund is subject to certain regulatory requirements that can limit its ability to fully replicate the Index. For example, the Fund is subject to diversification and concentration limitations that can require the Fund’s holdings to materially deviate from the Index.
If Fund assets should ever decline to below $5 million, the Fund may use the sampling method. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Strategy Portfolio Concentration [Text]	The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index (the “95% Policy”). The Fund may also lend its securities.